Revenue (Schedule of Disaggregation of Revenue) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gross revenue	$ 17,129	$ 13,689	$ 68,100	$ 54,353
Treatment and selling costs	(5,395)	(3,875)	(18,632)	(12,119)
Revenue	11,734	9,814	49,468	42,234
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	4,563	5,813	16,501	23,986
Derivative pricing adjustments	(298)	151	(343)	1,466
Gross revenue	4,265	5,964	16,158	25,452
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	8,941	1,406	32,104	7,655
Derivative pricing adjustments	(2,494)	330	(2,726)	544
Gross revenue	6,447	1,736	29,378	8,199
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	6,785	5,475	22,641	18,461
Derivative pricing adjustments	(489)	213	(440)	312
Gross revenue	6,296	5,688	22,201	18,773
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Provisional sales revenue	133	300	360	1,927
Derivative pricing adjustments	(12)	1	3	2
Gross revenue	$ 121	$ 301	$ 363	$ 1,929